Stock-Based Compensation (Details)											12 Months Ended
	Mar. 30, 2024 $ / shares shares	Mar. 25, 2024 $ / shares shares	Mar. 16, 2023 shares	Aug. 15, 2022 shares	Aug. 01, 2018 shares	Jul. 25, 2018 CNY (¥) shares	Feb. 01, 2018 $ / shares shares	Jan. 01, 2015 shares	Jan. 01, 2014	Jun. 21, 2010 shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2023 CNY (¥) shares	Mar. 31, 2022 shares	Mar. 31, 2020 shares
Stock-Based Compensation [Line Items]
Annual grant
Group granted	200,000	1,900,000
Grant-date FV of RSU (in Dollars per share) | $ / shares	$ 0.72	$ 0.65									$ 1.84
YS Group registered shares				143,750
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Group granted							692,500
Per share granted (in Dollars per share) | $ / shares							$ 7.24
Fair value of the underlying ordinary shares							405,000
Share-Based Payment Arrangement [Member]
Stock-Based Compensation [Line Items]
YS Group registered shares				0.00002
Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Vested over a period					2 months
Fair value of the underlying ordinary shares					5,000
Share-Based Payment Arrangement, Tranche One [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Vested over a period					3 months
Fair value of the underlying ordinary shares					30,000
Share Incentive Plan 2010 [Member]
Stock-Based Compensation [Line Items]
Contractual term										10 years	10 years
Authorized and reserved shares										2,725,650
Maximum number of shares percentage									1.50%
Vested over a period											3 years
Equal quarterly instalments											0.08%
Option vested											100.00%
Annual grant								127,500
Share Incentive Plan 2010 [Member] | Lakeshore Group’s [Member]
Stock-Based Compensation [Line Items]
Contractual term											10 years
Vested option exercised term											5 years
Share Incentive Plan 2020 [Member]
Stock-Based Compensation [Line Items]
Authorized and reserved shares														8,750,000
Fair value of the underlying ordinary shares												2,093,418
Shares reserved but not issued												6,656,582
Subscribe for ordinary shares												3,471,546
Share-Based Payment Arrangement, Employee [Member]
Stock-Based Compensation [Line Items]
Vested option exercised term											12 months
Share-Based Payment Arrangement, Employee [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Group granted							692,500
Unrecognized shares (in Yuan Renminbi) | ¥
Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Six Equal Semi-annual Installments [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Vested over a period							3 years
Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Tranche One, Vesting in Eight Equal Semi-annual Installments [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Vested over a period							4 years
Share-Based Payment Arrangement, Employee [Member] | Share-Based Payment Arrangement, Tranche Two [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Fair value of the underlying ordinary shares			287,500
Share-Based Payment Arrangement, Nonemployee [Member] | Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation [Line Items]
Group granted						270,000
Unrecognized shares (in Yuan Renminbi) | ¥
Independent directors					3	3
Awarded					7,500